Stock-Based Compensation (Summary Of Changes In Company's Nonvested Restricted Shares) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Nonvested at January 1, 2015 | shares	200,500
Shares, Granted | shares	292,000
Shares, Vested | shares	(66,834)
Shares, Nonvested at December 31, 2015 | shares	425,666
Weighted Average Grant date Fair Value, Nonvested at January 1, 2015 | $ / shares	$ 1.37
Weighted Average Grant date Fair Value, Granted | $ / shares	1.64
Weighted Average Grant date Fair Value, Vested | $ / shares	1.37
Weighted Average Grant date Fair Value, Nonvested at December 31, 2015 | $ / shares	$ 1.56